Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Total issued shares held by shareholders
The Parent Company’s common shares are listed on the Stock Market of Korea Exchange, and its depositary receipts (DRs) are listed on the New York Stock Exchange. As of December 31, 2024, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares		Percentage of total shares issued (%)
	2024	2023	2024	2023
SK Inc.	65,668,397	65,668,397	30.57	30.01
National Pension Service	18,878,265	16,330,409	8.79	7.46
Institutional investors and other shareholders	124,493,193	126,854,437	57.96	57.97
Kakao Investment Co., Ltd.	3,846,487	3,846,487	1.79	1.76
Treasury shares	1,903,711	6,133,414	0.89	2.80

	214,790,053	218,833,144	100.00	100.00

List of subsidiaries
The list of consolidated subsidiaries as of December 31, 2024 and 2023 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	International telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	NATE Communications Corporation (Formerly, SK Communications Co., Ltd.)	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.(*2)	Korea	Fixed-line telecommunication services	99.1	74.4
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (Holdings company)	100.0	100.0
	SK Global Healthcare Business Group Ltd.(*3)	Hong Kong	Investment	—	100.0
	YTK Investment Ltd.	Cayman Islands	Investment	100.0	100.0
	Atlas Investment	Cayman Islands	Investment	100.0	100.0
	SK Telecom Americas, Inc.	USA	Information gathering and consulting	100.0	100.0

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2024	Dec. 31, 2023
	Quantum Innovation Fund I(*3)	Korea	Investment	—	59.9
	Happy Hanool Co., Ltd.	Korea	Service	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
	SAPEON Inc.	USA	Investment (Holdings company)	62.5	62.5
	Astra AI Infra LLC(*3)	USA	Investment	100.0	—
Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communication facility	100.0	100.0
	Media S Co., Ltd.	Korea	Production and supply services of broadcasting programs	100.0	100.0
Subsidiary owned by PS&Marketing Corporation	SK m&service Co., Ltd.	Korea	Database and Internet website service	100.0	100.0
Subsidiary owned by SK Telecom Americas, Inc.	Global AI Platform Corporation	USA	Software development and supply business	100.0	100.0
Subsidiary owned by Global AI Platform Corporation	Global AI Platform Corporation Korea	Korea	Software development and supply business	100.0	100.0
Subsidiary owned by Quantum Innovation Fund I	PanAsia Semiconductor Materials LLC.(*3)	Korea	Investment	—	66.4
Subsidiary owned by SAPEON Inc.	Rebellions Inc. (Formerly, SAPEON Korea Inc.)(*3)	Korea	Manufacturing non-memory and other electronic integrated circuits	—	100.0
Others(*4)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.(*3)	Cayman Islands	Investment	—	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.
(*2)
In relation to the merger of SK Broadband Co., Ltd. during the year ended December 31, 2020, the Parent Company has entered into a shareholders’ agreement with the shareholders of the acquirees on November 13, 2024. Pursuant to the shareholders’ agreement, the Parent Company entered into a share purchase agreement to purchase 24.76% of the shares of SK Broadband Co., Ltd. for ₩1,145,870 million. The Parent Company has determined that it currently has ownership of the shares of SK Broadband Co., Ltd. for which the above contract was concluded, and accounted for the ownership of the shares in the subsidiary accordingly.

(*3)	Details of changes in the consolidation scope for the year ended December 31, 2024 are presented in note 1-(4).
(*4)	Others are owned by Atlas Investment and another subsidiary of the Parent Company.

Condensed financial information of the significant subsidiaries
1)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2024 is as follows:

(In millions of won)
	As of December 31, 2024				2024
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit
SK Telink Co., Ltd.	₩	210,962	63,558	147,404	341,838	14,323
SK Broadband Co., Ltd.		6,806,280	3,760,426	3,045,854	4,415,270	263,967
PS&Marketing Corporation		448,887	218,885	230,002	1,382,361	63
SERVICE ACE Co., Ltd.		74,676	49,818	24,858	191,376	2,585
SERVICE TOP Co., Ltd.		60,073	42,479	17,594	166,699	969
SK O&S Co., Ltd.		130,618	94,807	35,811	351,721	689
Home & Service Co., Ltd.		139,664	107,379	32,285	495,546	3,947
SK stoa Co., Ltd.		116,785	56,192	60,593	302,332	4,354
SK m&service Co., Ltd.		164,772	100,230	64,542	246,999	220

2)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2023 is as follows:

(In millions of won)
	As of December 31, 2023				2023
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	₩	213,920	65,049	148,871	309,091	17,761
SK Broadband Co., Ltd.		6,442,611	3,323,156	3,119,455	4,281,932	213,905
PS&Marketing Corporation		451,549	224,042	227,507	1,353,321	4,681
SERVICE ACE Co., Ltd.		83,395	54,888	28,507	197,598	2,822
SERVICE TOP Co., Ltd.		71,196	47,641	23,555	178,423	1,738
SK O&S Co., Ltd.		140,942	98,346	42,596	345,617	2,614
Home & Service Co., Ltd.		165,667	112,025	53,642	490,094	1,297
SK stoa Co., Ltd.		94,041	37,253	56,788	301,496	(1,427)
SK m&service Co., Ltd.		153,660	88,195	65,465	247,479	1,253

3)	Condensed financial information of the significant consolidated subsidiaries as of and for the year ended December 31, 2022 is as follows:

(In millions of won)
	As of December 31, 2022				2022
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	₩	196,281	60,927	135,354	302,595	15,008
SK Broadband Co., Ltd.		6,245,484	3,134,949	3,110,535	4,162,093	212,816
PS&Marketing Corporation		403,030	177,739	225,291	1,376,400	3,856
SERVICE ACE Co., Ltd.		97,597	59,189	38,408	194,798	2,429
SERVICE TOP Co., Ltd.		81,590	53,589	28,001	179,365	1,613
SK O&S Co., Ltd.		121,755	70,280	51,475	331,715	2,059
Home & Service Co., Ltd.		158,248	102,184	56,064	413,259	(1,217)
SK stoa Co., Ltd.		103,910	44,696	59,214	329,304	9,977
SK m&service Co., Ltd.(*)		160,704	95,263	65,441	211,081	4,157

(*)	The financial information is the condensed financial information after the entity was included in the scope of consolidation.

(4)	Changes in subsidiaries

1)	Details of subsidiary that was newly included in consolidation scope for the year ended December 31, 2024 is as follows:

Subsidiary	Reason
Astra AI Infra LLC	Established by the Parent Company

2)	Details of subsidiaries that were excluded from consolidation scope for the year ended December 31, 2024 is as follows:

Subsidiary	Reason
SK Global Healthcare Business Group Ltd.	Liquidation
Quantum Innovation Fund I	Liquidation
PanAsia Semiconductor Materials LLC.	Liquidation
Rebellions Inc. (Formerly, SAPEON Korea Inc.)	Loss of control
SK Telecom China Fund I L.P.	Liquidation

Information of significant non-controlling interests of the group

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.4

	As of December 31, 2023
Current assets	₩	1,388,965
Non-current assets		5,214,315
Current liabilities		(1,388,317)
Non-current liabilities		(1,988,989)
Net assets		3,225,974
Carrying amount of non-controlling interests		819,592

	2023
Revenue	₩	4,274,747
Profit for the year		202,890
Total comprehensive income		183,499
Profit attributable to non-controlling interests		51,448

Net cash provided by operating activities	₩	1,110,847
Net cash used in investing activities		(1,064,434)
Net cash used in financing activities		(60,254)
Effects of exchange rate changes on cash and cash equivalents		9
Net decrease in cash and cash equivalents		(13,832)

Dividends paid to non-controlling interests for the year ended December 31, 2023	₩	50,557

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.

3)	2022

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.3

	As of December 31, 2022
Current assets	₩	1,348,305
Non-current assets		5,076,410
Current liabilities		(1,707,805)
Non-current liabilities		(1,488,834)
Net assets		3,228,076
Carrying amount of non-controlling interests		816,676

	2022
Revenue	₩	4,156,326
Profit for the year		217,303
Total comprehensive income		237,860
Profit attributable to non-controlling interests		51,528

Net cash provided by operating activities	₩	1,184,794
Net cash used in investing activities		(807,965)
Net cash used in financing activities		(415,908)
Effects of exchange rate changes on cash and cash equivalents		(584)
Net decrease in cash and cash equivalents		(39,663)

Dividends paid to non-controlling interests for the year ended December 31, 2022	₩	—

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.